Rights of Use - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	€ 7,579	€ 4,982	€ 6,939
Right-of-use assets, sale of disposal group	2,500
Transfers and others	48	1,169
Inclusion of companies	8
Cancom Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Inclusion of companies	8
Telefónica El Salvador
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others	36
Telefónica México
Disclosure of quantitative information about right-of-use assets [line items]
Increase in amortization, right-of-use assets	40	110
Telxius Group
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use	2,633
Right-of-use assets, sale of disposal group	€ 133
Transfers and others		555
Telefónica United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others		€ 645